SHORT-TERM BORROWINGS (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SHORT-TERM BORROWINGS
Short-term borrowings	$ 16,881,566	¥ 117,526,089	¥ 112,461,383
Long-term borrowings due within one year	4,542,584	31,624,560	31,624,560
Less: borrowing classified as held for sale	(4,542,584)	(31,624,560)
Pledged Loan
SHORT-TERM BORROWINGS
Short-term borrowings	11,871,224	82,645,089	¥ 80,836,823
Interest-free loan
SHORT-TERM BORROWINGS
Short-term borrowings	$ 5,010,342	¥ 34,881,000